Income Taxes - Reconciliation of Statutory Federal Income Tax Rate to Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	0.60%	1.30%	1.60%
Leverage lease adjustment	(1.30%)	(1.10%)	(2.10%)
Tax-exempt income	(2.50%)	(3.30%)	(3.10%)
Foreign operations	(6.60%)	(3.00%)	(4.40%)
Tax credits	(1.40%)	(0.80%)	(2.00%)
Tax litigation	(0.00%)	(0.00%)	16.50%
Carryback claim	(0.00%)	(4.70%)	(0.00%)
Nondeductible litigation expense	0.00%	2.10%	0.00%
Other – net	0.10%	0.10%	0.60%
Effective tax rate	23.90%	25.60%	42.10%